Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating tax carry-forwards	$ 22,360	$ 11,140
Gross deferred tax asset	22,360	11,140
Valuation allowance	$ (22,360)	$ (11,140)
Net deferred tax assets